Note 6 - Other (Income) Expense (Details) - Components of Other (Income) Expense (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of Other (Income) Expense [Abstract]
Earnings from equity method investments	$ (589)	$ (1,107)	$ (1,230)
Other	(419)	(417)	(1,211)
	$ (1,008)	$ (1,524)	$ (2,441)